Note 5 - Goodwill and Other Intangible Assets - Estimated Fair Values Over Carrying Value, Including Goodwill (Details) - Europe [Member]	Dec. 31, 2025
Power Solutions and Protection [Member]
% by Which Estimated Fair Value Exceeds Carrying Value	540.00%
Cinch Connectivity Solutions [Member]
% by Which Estimated Fair Value Exceeds Carrying Value	391.00%
CUI Power [Member]
% by Which Estimated Fair Value Exceeds Carrying Value	72.00%
Enercon Technologies, Ltd [Member]
% by Which Estimated Fair Value Exceeds Carrying Value	56.00%